Investment Securities, Available-for-sale Securities, Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Amortized Cost [Abstract]
Due in one year or less	$ 70,701
Due in after one year through five years	131,890
Amortized Cost	484,513	$ 525,030
Fair Value [Abstract]
Due in one year or less	70,059
Due in after one year through five years	127,367
Total securities available for sale	452,289	481,513
Mortgage Backed Securities and Collateralized Mortgage Obligations - Residential [Member]
Amortized Cost [Abstract]
Securities, amortized cost	263,182
Amortized Cost	263,182	291,431
Fair Value [Abstract]
Securities, fair value	237,677
Total securities available for sale	237,677	260,316
Small Business Administration - Guaranteed Participation Securities [Member]
Amortized Cost [Abstract]
Securities, amortized cost	18,740
Amortized Cost	18,740	23,115
Fair Value [Abstract]
Securities, fair value	17,186
Total securities available for sale	$ 17,186	$ 20,977